CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Common Stock, par or stated value	$ 0.001	$ 0.001
Common Stock, shares authorized	33,333,333	33,333,333
Common Stock, shares issued	19,449,783	19,336,651
Common Stock, shares outstanding	19,449,783	19,336,651